Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Deficit [Member]	Attributable to Shareholders of the Parent Company [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Aug. 31, 2019	$ 855,270	$ 26,777	$ (159,637)	$ (739,018)	$ (16,608)	$ 15,451	$ (1,157)
Beginning Balance (Shares) at Aug. 31, 2019							58,575,787
Statements [Line Items]
Stock based compensation		747			747		$ 747
Shares issued for interest on Convertible Notes	687				687		$ 687
Shares issued for interest on Convertible Notes (Shares)							517,468
Share issuance - financing	4,000				4,000		$ 4,000
Share issuance - financing (Shares)							3,225,807
Share issuance costs	(284)				(284)		$ (284)
Warrants exercised	55				55		$ 55
Warrants exercised (shares)							28,040
Contributions of Waterberg JV Co.				(158)	(158)	787	$ 629
Foreign currency translation adjustment			(894)		(894)		(894)
Net loss for the period				(2,546)	(2,546)		(2,546)
Ending Balance at Feb. 29, 2020	859,728	27,524	(160,531)	(741,722)	(15,001)	16,238	$ 1,237
Ending Balance (Shares) at Feb. 29, 2020							62,347,102
Statements [Line Items]
Stock based compensation		754			754		$ 754
Shares issued for interest on Convertible Notes	687				687		$ 687
Shares issued for interest on Convertible Notes (Shares)							526,471
Share issuance - financing	1,705				1,705		$ 1,705
Share issuance - financing (Shares)							1,221,500
Share issuance costs	(230)				(230)		$ (230)
Contributions of Waterberg JV Co.				(9)	(9)	(112)	(121)
Foreign currency translation adjustment			(3,593)		(3,593)		(3,593)
Net loss for the period				(4,582)	(4,582)		(4,582)
Ending Balance at Aug. 31, 2020	861,890	28,278	(164,124)	(746,313)	(20,269)	16,126	$ (4,143)
Ending Balance (Shares) at Aug. 31, 2020							64,095,073
Statements [Line Items]
Stock based compensation		1,314			1,314		$ 1,314
Restricted Share Units redeemed	103	(196)			(93)		$ (93)
Restricted Share Units redeemed (Shares)							92,885
Share options exercised	1,115	(447)			668		$ 668
Share options exercised (Shares)							430,680
Share issuance - financing	25,325				25,325		$ 25,325
Share issuance - financing (Shares)							9,339,276
Share issuance costs	(1,186)				(1,186)		$ (1,186)
Contributions of Waterberg JV Co.				(68)	(68)	257	189
Foreign currency translation adjustment			3,325		3,325		3,325
Net loss for the period				(6,553)	(6,553)		(6,553)
Ending Balance at Feb. 28, 2021	$ 887,247	$ 28,949	$ (160,799)	$ (752,934)	$ 2,463	$ 16,383	$ 18,846
Ending Balance (Shares) at Feb. 28, 2021							73,957,914